Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	CAD 2,982
Ending balance	2,819	CAD 2,982
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,648	16,210
Capital expenditures	141	82
Joint venture, carried capital	50	40
Acquisitions	6	3
Dispositions	(76)	(4,995)
Transfers from E&E		1
Transfers to asset held for sale	(125)	(537)
Net decommissioning dispositions	(7)	(156)
SR&ED credits (note 11)	(1)
Ending balance	10,636	10,648
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,666	11,065
Depletion and depreciation	289	368
Impairments	15	288
Dispositions	(62)	(3,622)
Transfers to asset held for sale	(91)	(433)
Ending balance	7,817	7,666
Oil and gas assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,229	10,731
Capital expenditures	56	37
Joint venture, carried capital	50	40
Acquisitions	5	2
Dispositions	(61)	(3,996)
Transfers from E&E		1
Transfers to asset held for sale	(100)	(430)
Net decommissioning dispositions	(7)	(156)
SR&ED credits (note 11)	(1)
Ending balance	6,171	6,229
Oil and gas assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,794	8,545
Depletion and depreciation	201	263
Impairments	12	230
Dispositions	(50)	(2,898)
Transfers to asset held for sale	(73)	(346)
Ending balance	5,884	5,794
Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,248	5,310
Capital expenditures	83	43
Acquisitions	1	1
Dispositions	(15)	(999)
Transfers to asset held for sale	(25)	(107)
Ending balance	4,292	4,248
Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,764	2,426
Depletion and depreciation	74	91
Impairments	3	58
Dispositions	(12)	(724)
Transfers to asset held for sale	(18)	(87)
Ending balance	1,811	1,764
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	171	169
Capital expenditures	2	2
Ending balance	173	171
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108	94
Depletion and depreciation	14	14
Ending balance	CAD 122	CAD 108